CONSOLIDATED INCOME STATEMENT (UNAUDITED) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Consolidated Income Statement [Abstract]
Shipping revenues		$ 332,126	$ 107,151	$ 803,230	$ 353,266
Other revenues	[1],[2]	293	197	678	971
Total revenues		332,419	107,348	803,908	354,237
Other income		2,059	970	2,059	970
Gain on sale of vessels		34,163	15,688	94,157	52,943
Operating expenses
Voyage expenses		(41,781)	(28,047)	(100,720)	(102,006)
Vessel operating expenses		(18,961)	(18,436)	(56,665)	(55,868)
Depreciation and amortization		(28,828)	(25,969)	(82,227)	(79,379)
General and administrative expenses		(4,268)	(4,132)	(14,819)	(14,267)
Total operating expenses		(93,838)	(76,584)	(254,430)	(251,521)
Operating income		274,803	47,422	645,694	156,630
Interest income		1,497	936	3,287	2,549
Interest expense		(6,664)	(2,586)	(17,487)	(11,879)
Net gain/(loss) on derivative instruments at fair value		2,163	(354)	4,573	(354)
Other financial expense		(824)	(520)	(2,037)	(1,852)
Profit before tax		270,975	44,898	634,030	145,094
Income tax expense		(108)	(93)	(296)	(206)
Profit after tax		270,868	44,805	633,734	144,888
Attributable to owners of non-controlling interest		2	2	7	(136)
Attributable to the owners of parent		$ 270,866	$ 44,803	$ 633,727	$ 145,024
Basic earnings per share (in dollars per share)		$ 1.68	$ 0.28	$ 3.93	$ 0.9
Diluted earnings per share (in dollars per share)		$ 1.68	$ 0.28	$ 3.93	$ 0.9
Weighted average number of shares (basic) (in shares)		161,235,573	160,799,407	161,118,454	160,653,406
Weighted average number of shares (diluted) (in shares)		161,436,225	160,885,603	161,293,781	160,722,392

[1]	Other revenues mainly relate to technical management services provided and are recognized in accordance with IFRS 15.
[2]	Voyage charter revenues are related to revenue from spot charters and are recognized in accordance with IFRS 15.